Income tax expense (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Expense Tables
Income tax expense

	2016	2015	2014
Net income (loss) before income taxes	$(8,725,051)	$5,688,136	$(1,563,361)
Canadian statutory income tax rate	27.0%	26.0%	25.0%
Income tax (recovery) at statutory income tax rate	(2,355,764)	1,478,915	(390,840)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	223,463	407,593	176,719
Change in statutory tax rates	-	(511,508)	-
Foreign exchange adjustments	112,581	(489,665)	(185,093)
Foreign tax credit benefit	(256,500)	(1,755,678)	-
Other	(271,676)	(318,664)	12,474
	(2,547,896)	(1,189,007)	(387,040)
Change in valuation allowance	2,547,896	(5,633,993)	387,040
	-	(6,823,000)	-
Income taxes in foreign jurisdictions	374,511	1,970,908	-
Income tax expense (recovery)	374,511	(4,852,092)	-

Unrecorded deferred income tax assets

Non-capital / operating loses carried forward
(expiration dates 2030 to 2035)	$ 24,992,119
Canadian resource pool deductions	5,567,443
Capital cost allowance and financing costs deductible	4,246,726
Unclaimed SRED expenditures	509,130
35,315,418

Tax Credits
SRED	$ 106,627
Unclaimed Foreign Tax Credit	371,133
477,760

Valuation allowance

	2016	2015	2014
Net operating losses carried forward:
Canada (expiration dates 2030 to 2035)	$ 6,747,506	$ 5,100,905	$ 4,236,318
USA (expiration dates 2020 to 2026)	2,575,389	2,654,605	2,225,150
Timing differences on property & equipment
and financing costs	1,789,311	1,850,228	2,106,780
SRED Expenditures	215,303	-	-
Foreign Tax Credit	371,133	-	-
	11,059,946	9,605,738	8,568,248
Intellectual property	(6,216,552)	(6,671,544)	-
	5,482,090	2,934,194	8,568,248
Less valuation allowance	(5,482,090)	(2,934,194)	(8,568,248)
	-	-	-